LEASES (Schedule of Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 1,678
Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	1,551
Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	127
2026 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	438
2026 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	332
2026 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	106
2027 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	369
2027 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	348
2027 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	21
2028 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	348
2028 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	348
2028 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	0
2029-2030 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	523
2029-2030 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	523
2029-2030 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 0